Leases (Details) - Jun. 30, 2023 - Operating Lease [Member] ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Leases (Details) [Line Items]
Operating lease liabilities, current	¥ 1,271	$ 175
Operating lease liabilities, non current	¥ 4,361	$ 601